UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

     /s/  Gerald Hill     Souderton, PA     February 02, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     73

Form13F Information Table Value Total:     $157,770 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2275    42623 SH       OTHER                   42623        0        0
ADOBE SYS INC                  COM              00724F101     1468    68962 SH       OTHER                   68962        0        0
AETNA INC NEW                  COM              00817Y108     1947    68316 SH       OTHER                   68316        0        0
AIR PRODS & CHEMS INC          COM              009158106     2453    48799 SH       OTHER                   48799        0        0
ALLSTATE CORP                  COM              020002101     1960    59844 SH       OTHER                   59844        0        0
AMGEN INC                      COM              031162100     1556    26949 SH       OTHER                   26949        0        0
ANADARKO PETE CORP             COM              032511107     2300    59663 SH       OTHER                   59663        0        0
APACHE CORP                    COM              037411105     2358    31639 SH       OTHER                   31639        0        0
APPLE INC                      COM              037833100     2128    24931 SH       OTHER                   24931        0        0
AT&T INC                       COM              00206R102     2667    93584 SH       OTHER                   93584        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1398    99265 SH       OTHER                   99265        0        0
BB&T CORP                      COM              054937107      689    25081 SH       OTHER                   25081        0        0
BECTON DICKINSON & CO          COM              075887109     2046    29910 SH       OTHER                   29910        0        0
CAPITAL ONE FINL CORP          COM              14040H105     1360    42638 SH       OTHER                   42638        0        0
CATERPILLAR INC DEL            COM              149123101     1201    26880 SH       OTHER                   26880        0        0
CHEVRON CORP NEW               COM              166764100      334     4514 SH       OTHER                    4514        0        0
CISCO SYS INC                  COM              17275R102     1776   108943 SH       OTHER                  108943        0        0
CITIGROUP INC                  COM              172967101     1392   207399 SH       OTHER                  207399        0        0
COMCAST CORP NEW               CL A SPL         20030N200     1218    75399 SH       OTHER                   75399        0        0
CONOCOPHILLIPS                 COM              20825C104     2203    42524 SH       OTHER                   42524        0        0
CVS CAREMARK CORPORATION       COM              126650100     2432    84625 SH       OTHER                   84625        0        0
DISNEY WALT CO                 COM DISNEY       254687106     1331    58643 SH       OTHER                   58643        0        0
E M C CORP MASS                COM              268648102     1089   104040 SH       OTHER                  104040        0        0
EATON CORP                     COM              278058102      323     6494 SH       SOLE                     6494        0        0
EBAY INC                       COM              278642103      918    65792 SH       OTHER                   65792        0        0
EXELON CORP                    COM              30161N101     3246    58369 SH       OTHER                   58369        0        0
EXXON MOBIL CORP               COM              30231G102     6329    79276 SH       OTHER                   79276        0        0
FRANKLIN RES INC               COM              354613101     1539    24125 SH       OTHER                   24125        0        0
GENERAL ELECTRIC CO            COM              369604103     2197   135590 SH       OTHER                  135590        0        0
GENERAL MLS INC                COM              370334104     2201    36229 SH       OTHER                   36229        0        0
GENERAL MTRS CORP              COM              370442105      230    72016 SH       OTHER                   72016        0        0
GILEAD SCIENCES INC            COM              375558103     1646    32177 SH       OTHER                   32177        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     1950    52330 SH       OTHER                   52330        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     1045    12387 SH       OTHER                   12387        0        0
HARLEYSVILLE NATL CORP PA      COM              412850109     3743   259186 SH       OTHER                  259186        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      433    32267 SH       OTHER                   32267        0        0
HEWLETT PACKARD CO             COM              428236103     1852    51040 SH       OTHER                   51040        0        0
HONEYWELL INTL INC             COM              438516106     1966    59870 SH       OTHER                   59870        0        0
INTEL CORP                     COM              458140100     1564   106712 SH       OTHER                  106712        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     2530    30062 SH       OTHER                   30062        0        0
JOHNSON & JOHNSON              COM              478160104     2524    42189 SH       OTHER                   42189        0        0
KIMBERLY CLARK CORP            COM              494368103     2211    41927 SH       OTHER                   41927        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     1923    26069 SH       OTHER                   26069        0        0
MCDONALDS CORP                 COM              580135101     1694    27245 SH       OTHER                   27245        0        0
MCGRAW HILL COS INC            COM              580645109     1076    46387 SH       OTHER                   46387        0        0
MERCK & CO INC                 COM              589331107      456    15014 SH       OTHER                   15014        0        0
MORGAN STANLEY                 COM NEW          617446448     1104    68823 SH       OTHER                   68823        0        0
NATIONAL PENN BANCSHARES INC   COM              637138108      767    52873 SH       OTHER                   52873        0        0
NIKE INC                       CL B             654106103     1520    29810 SH       OTHER                   29810        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2279    48439 SH       OTHER                   48439        0        0
ORACLE CORP                    COM              68389X105      828    46701 SH       OTHER                   46701        0        0
PARKER HANNIFIN CORP           COM              701094104      230     5400 SH       SOLE                     5400        0        0
PEPSICO INC                    COM              713448108     2538    46340 SH       OTHER                   46340        0        0
PNC FINL SVCS GROUP INC        COM              693475105      638    13028 SH       OTHER                   13028        0        0
POTASH CORP SASK INC           COM              73755L107      528     7214 SH       OTHER                    7214        0        0
PPL CORP                       COM              69351T106     3799   123786 SH       OTHER                  123786        0        0
PROCTER & GAMBLE CO            COM              742718109     3075    49739 SH       OTHER                   49739        0        0
QUALCOMM INC                   COM              747525103     2043    57029 SH       OTHER                   57029        0        0
ROYAL BANCSHARES PA INC        CL A             780081105       42    12740 SH       SOLE                    12740        0        0
SCHLUMBERGER LTD               COM              806857108     1780    42059 SH       OTHER                   42059        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      184    14730 SH       SOLE                    14730        0        0
SELECTIVE INS GROUP INC        COM              816300107     1431    62388 SH       OTHER                   62388        0        0
STATE STR CORP                 COM              857477103     1415    35987 SH       OTHER                   35987        0        0
STRYKER CORP                   COM              863667101     1264    31631 SH       OTHER                   31631        0        0
SUSQUEHANNA BANCSHARES INC P   COM              869099101      229    14423 SH       OTHER                   14423        0        0
SYSCO CORP                     COM              871829107     1991    86808 SH       OTHER                   86808        0        0
TEXAS INSTRS INC               COM              882508104      653    42100 SH       OTHER                   42100        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2494    46521 SH       OTHER                   46521        0        0
UNIVEST CORP PA                COM              915271100    36652  1140373 SH       OTHER                 1140373        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     1868    86329 SH       OTHER                   86329        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2557    75436 SH       OTHER                   75436        0        0
WACHOVIA CORP NEW              COM              929903102      432    77916 SH       OTHER                   77916        0        0
WELLS FARGO & CO NEW           COM              949746101     2252    76401 SH       OTHER                   76401        0        0